STATEMENT OF INVESTMENTS
BNY Mellon Active Midcap Fund

September 30, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.6%
Automobiles & Components - .8%
Adient PLC	36,314	[a]	819,607
Aptiv PLC	39,483	[a]	2,843,171
			3,662,778
Banks - 2.2%
Fifth Third Bancorp	135,993		5,825,940
First Citizens Bancshares, Inc., Cl. A	972		1,789,403
Popular, Inc.	11,440		1,147,089
Zions Bancorp NA	26,040		1,229,609
			9,992,041
Capital Goods - 14.3%
A.O. Smith Corp.	26,242		2,357,319
Acuity Brands, Inc.	7,607		2,094,892
Advanced Drainage Systems, Inc.	5,092		800,259
Armstrong World Industries, Inc.	13,131		1,725,807
Axon Enterprise, Inc.	7,088	[a]	2,832,365
Carlisle Cos., Inc.	8,264		3,716,734
Donaldson Co., Inc.	19,609		1,445,183
EMCOR Group, Inc.	17,588		7,572,162
Fortune Brands Innovations, Inc.	25,444		2,278,001
Generac Holdings, Inc.	28,883	[a]	4,588,931
Ingersoll Rand, Inc.	42,091		4,131,653
ITT, Inc.	22,732		3,398,661
Lincoln Electric Holdings, Inc.	14,754		2,833,063
Masco Corp.	24,240		2,034,706
MSC Industrial Direct Co., Inc., Cl. A	10,616		913,613
Simpson Manufacturing Co., Inc.	8,932		1,708,424
Textron, Inc.	17,317		1,533,940
The AZEK Company, Inc.	26,332	[a]	1,232,338
The Middleby Corp.	7,366	[a]	1,024,832
The Timken Company	20,541		1,731,401
Trane Technologies PLC	11,337		4,407,032
United Rentals, Inc.	4,822		3,904,518
Vertiv Holdings Co., Cl. A	21,199		2,109,089
W.W. Grainger, Inc.	4,213		4,376,507
Watts Water Technologies, Inc., Cl. A	6,474		1,341,348
			66,092,778
Commercial & Professional Services - 2.9%
Broadridge Financial Solutions, Inc.	6,891		1,481,772
Clarivate PLC	112,340	[a,b]	797,614
Dayforce, Inc.	23,466	[a]	1,437,292
Jacobs Solutions, Inc.	30,799		4,031,589
Paychex, Inc.	22,608		3,033,768
Paycom Software, Inc.	4,758		792,540

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Commercial & Professional Services - 2.9% (continued)
Robert Half, Inc.	29,626		1,997,089
			13,571,664
Consumer Discretionary Distribution & Retail - 3.0%
AutoZone, Inc.	488	[a]	1,537,220
Bath & Body Works, Inc.	23,703		756,600
Best Buy Co., Inc.	12,269		1,267,388
eBay, Inc.	42,070		2,739,178
Etsy, Inc.	21,726	[a]	1,206,445
Kohl's Corp.	31,175	[b]	657,793
Ross Stores, Inc.	23,728		3,571,301
The Gap, Inc.	35,325		778,916
Williams-Sonoma, Inc.	8,968		1,389,323
			13,904,164
Consumer Durables & Apparel - 3.0%
Carter's, Inc.	12,327	[b]	801,008
Crocs, Inc.	6,448	[a]	933,735
D.R. Horton, Inc.	8,018		1,529,594
Deckers Outdoor Corp.	10,274	[a]	1,638,189
Helen of Troy Ltd.	8,059	[a]	498,449
PulteGroup, Inc.	10,932		1,569,070
Ralph Lauren Corp.	9,475		1,836,918
Skechers USA, Inc., Cl. A	16,718	[a]	1,118,769
Tapestry, Inc.	31,399		1,475,125
TopBuild Corp.	3,921	[a]	1,595,102
Whirlpool Corp.	7,753		829,571
			13,825,530
Consumer Services - 2.6%
Boyd Gaming Corp.	9,391		607,128
Chipotle Mexican Grill, Inc.	35,170	[a]	2,026,495
Darden Restaurants, Inc.	4,482		735,631
Expedia Group, Inc.	11,994	[a]	1,775,352
Grand Canyon Education, Inc.	17,269	[a]	2,449,608
MGM Resorts International	41,320	[a]	1,615,199
Royal Caribbean Cruises Ltd.	15,040		2,667,494
			11,876,907
Consumer Staples Distribution - 1.2%
Dollar Tree, Inc.	6,341	[a]	445,899
The Kroger Company	92,179		5,281,857
			5,727,756
Consumer Staples Distribution & Retail - 1.4%
Performance Food Group Co.	17,488	[a]	1,370,535
Sprouts Farmers Market, Inc.	22,509	[a]	2,485,219
US Foods Holding Corp.	44,456	[a]	2,734,044
			6,589,798

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Energy - 4.3%
ChampionX Corp.	51,013		1,538,042
CNX Resources Corp.	46,320	[a]	1,508,642
Diamondback Energy, Inc.	14,535		2,505,834
Halliburton Co.	227,283		6,602,571
Matador Resources Co.	19,817		979,356
Murphy Oil Corp.	41,259		1,392,079
Phillips 66	39,275		5,162,699
			19,689,223
Equity Real Estate Investment Trusts - 7.4%
Brixmor Property Group, Inc.	142,119	[c]	3,959,435
BXP, Inc.	21,142	[c]	1,701,085
Douglas Emmett, Inc.	60,757	[b,c]	1,067,500
EastGroup Properties, Inc.	11,627	[c]	2,172,156
Essex Property Trust, Inc.	11,599	[c]	3,426,577
First Industrial Realty Trust, Inc.	45,955	[c]	2,572,561
Host Hotels & Resorts, Inc.	38,010	[c]	668,976
Invitation Homes, Inc.	47,588	[c]	1,677,953
Kilroy Realty Corp.	55,703	[c]	2,155,706
Lamar Advertising Co., Cl. A	12,614	[c]	1,685,230
Mid-America Apartment Communities, Inc.	28,108	[c]	4,466,361
NNN REIT, Inc.	69,022	[c]	3,346,877
Sabra Health Care REIT, Inc.	24,260	[c]	451,479
Simon Property Group, Inc.	27,552	[c]	4,656,839
			34,008,735
Financial Services - 7.1%
Affirm Holdings, Inc.	35,714	[a,b]	1,457,845
Ameriprise Financial, Inc.	8,714		4,093,924
Coinbase Global, Inc., Cl. A	7,034	[a]	1,253,248
Discover Financial Services	18,107		2,540,231
Euronet Worldwide, Inc.	16,978	[a]	1,684,727
FactSet Research Systems, Inc.	1,446		664,943
Federated Hermes, Inc.	65,052		2,391,962
Global Payments, Inc.	7,948		814,034
Jack Henry & Associates, Inc.	8,090		1,428,209
LPL Financial Holdings, Inc.	6,090		1,416,717
MSCI, Inc.	5,425		3,162,395
OneMain Holdings, Inc.	20,666		972,749
Rithm Capital Corp.	145,406	[c]	1,650,358
SEI Investments Co.	15,839		1,095,900
Synchrony Financial	26,943		1,343,917
T. Rowe Price Group, Inc.	56,862		6,193,978
XP, Inc., Cl. A	32,362	[a]	580,574
			32,745,711
Food, Beverage & Tobacco - 3.5%
Celsius Holdings, Inc.	22,325	[a]	700,112

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Food, Beverage & Tobacco - 3.5% (continued)
Freshpet, Inc.	6,055	[a]	828,142
General Mills, Inc.	74,621		5,510,761
Hormel Foods Corp.	69,589		2,205,971
McCormick & Co., Inc.	18,570		1,528,311
Molson Coors Beverage Co., Cl. B	34,568		1,988,351
The Hershey Company	17,368	[b]	3,330,835
			16,092,483
Health Care Equipment & Services - 6.1%
Align Technology, Inc.	5,613	[a]	1,427,498
Cardinal Health, Inc.	11,084		1,225,004
Cencora, Inc.	31,202		7,022,946
Chemed Corp.	2,813		1,690,529
DexCom, Inc.	22,889	[a]	1,534,479
Doximity, Inc., Cl. A	23,985	[a]	1,045,026
Henry Schein, Inc.	12,896	[a]	940,118
IDEXX Laboratories, Inc.	7,378	[a]	3,727,513
Inspire Medical Systems, Inc.	3,888	[a]	820,562
Insulet Corp.	4,708	[a]	1,095,787
Molina Healthcare, Inc.	3,011	[a]	1,037,470
Option Care Health, Inc.	19,427	[a]	608,065
Penumbra, Inc.	3,362	[a]	653,270
ResMed, Inc.	12,081		2,949,214
Teleflex, Inc.	4,134		1,022,421
Veeva Systems, Inc., Cl. A	5,842	[a]	1,226,061
			28,025,963
Household & Personal Products - .9%
Reynolds Consumer Products, Inc.	77,365		2,406,051
The Clorox Company	10,039		1,635,453
			4,041,504
Insurance - 8.2%
Aflac, Inc.	12,564		1,404,655
Arch Capital Group Ltd.	28,205	[a]	3,155,575
Assurant, Inc.	5,973		1,187,791
Cincinnati Financial Corp.	16,349		2,225,426
Everest Group Ltd.	3,758		1,472,497
Globe Life, Inc.	26,335		2,789,140
Kinsale Capital Group, Inc.	2,923	[b]	1,360,861
Loews Corp.	76,796		6,070,724
Markel Group, Inc.	987	[a]	1,548,188
Primerica, Inc.	10,484		2,779,833
RenaissanceRe Holdings Ltd.	3,013		820,741
The Allstate Corp.	15,620		2,962,333
The Hartford Financial Services Group, Inc.	47,775		5,618,818
Unum Group	31,045		1,845,315
W.R. Berkley Corp.	36,204		2,053,853

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Insurance - 8.2% (continued)
White Mountains Insurance Group Ltd.	390		661,518
			37,957,268
Materials - 4.1%
Berry Global Group, Inc.	11,185	[b]	760,356
Cabot Corp.	11,965		1,337,328
Cleveland-Cliffs, Inc.	48,532	[a]	619,754
DuPont de Nemours, Inc.	17,368		1,547,662
Eagle Materials, Inc.	17,278		4,970,017
Element Solutions, Inc.	39,627		1,076,269
NewMarket Corp.	1,587		875,849
Nucor Corp.	17,093		2,569,762
PPG Industries, Inc.	21,947		2,907,100
RPM International, Inc.	18,963		2,294,523
			18,958,620
Media & Entertainment - 4.4%
Electronic Arts, Inc.	21,832		3,131,582
Fox Corp., Cl. A	31,335		1,326,411
Match Group, Inc.	53,698	[a]	2,031,932
Omnicom Group, Inc.	13,619		1,408,068
Pinterest, Inc., Cl. A	20,919	[a]	677,148
Roku, Inc.	16,609	[a]	1,240,028
Spotify Technology SA	10,021	[a]	3,693,039
The New York Times Company, Cl. A	36,611		2,038,134
The Trade Desk, Inc., Cl. A	40,825	[a]	4,476,461
Ziff Davis, Inc.	8,055	[a]	391,956
			20,414,759
Pharmaceuticals, Biotechnology & Life Sciences - 4.6%
Agilent Technologies, Inc.	42,976		6,381,076
Azenta, Inc.	8,447	[a]	409,173
Bruker Corp.	8,684		599,717
Charles River Laboratories International, Inc.	5,838	[a]	1,149,911
Elanco Animal Health, Inc.	18,547	[a]	272,455
Exelixis, Inc.	32,097	[a]	832,917
ICON PLC	3,634	[a,b]	1,044,085
IQVIA Holdings, Inc.	10,654	[a]	2,524,678
Medpace Holdings, Inc.	4,462	[a]	1,489,416
Mettler-Toledo International, Inc.	1,265	[a]	1,897,120
Sarepta Therapeutics, Inc.	6,821	[a]	851,875
Waters Corp.	3,250	[a]	1,169,642
West Pharmaceutical Services, Inc.	9,350		2,806,496
			21,428,561
Semiconductors & Semiconductor Equipment - 2.3%
Amkor Technology, Inc.	48,422		1,481,713
Enphase Energy, Inc.	2,214	[a]	250,226
Monolithic Power Systems, Inc.	4,752		4,393,224

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Semiconductors & Semiconductor Equipment - 2.3% (continued)
Rambus, Inc.	15,293	[a]	645,670
Skyworks Solutions, Inc.	40,172		3,967,788
			10,738,621
Software & Services - 6.7%
Akamai Technologies, Inc.	10,929	[a]	1,103,283
Amentum Holdings, Inc.	30,799	[a]	993,268
Ansys, Inc.	5,509	[a]	1,755,333
AppLovin Corp., Cl. A	13,590	[a]	1,774,174
Cadence Design Systems, Inc.	5,358	[a]	1,452,179
CrowdStrike Holdings, Inc., Cl. A	9,353	[a]	2,623,236
DocuSign, Inc.	27,444	[a]	1,703,998
EPAM Systems, Inc.	3,169	[a]	630,726
Fortinet, Inc.	8,655	[a]	671,195
Gartner, Inc.	3,947	[a]	2,000,182
Globant SA	5,867	[a]	1,162,487
HubSpot, Inc.	4,256	[a]	2,262,490
MongoDB, Inc.	4,861	[a]	1,314,171
Palantir Technologies, Inc., Cl. A	134,175	[a,b]	4,991,310
Pegasystems, Inc.	17,562		1,283,607
RingCentral, Inc., Cl. A	27,332	[a]	864,511
Smartsheet, Inc., Cl. A	24,302	[a]	1,345,359
Teradata Corp.	25,223	[a]	765,266
Twilio, Inc., Cl. A	6,117	[a]	398,951
Verisign, Inc.	5,267	[a]	1,000,519
Zoom Video Communications, Inc., Cl. A	16,282	[a]	1,135,507
			31,231,752
Technology Hardware & Equipment - 2.8%
Amphenol Corp., Cl. A	83,152		5,418,184
CDW Corp.	1,776		401,909
Ciena Corp.	16,915	[a]	1,041,795
HP, Inc.	27,272		978,247
IPG Photonics Corp.	10,462	[a]	777,536
Littelfuse, Inc.	6,202		1,645,080
NetApp, Inc.	21,926		2,708,080
			12,970,831
Transportation - .3%
Delta Air Lines, Inc.	29,270		1,486,623
Utilities - 5.5%
ALLETE, Inc.	11,820		758,726
American Water Works Co., Inc.	12,833		1,876,698
Avangrid, Inc.	22,590		808,496
Consolidated Edison, Inc.	27,645		2,878,674
Constellation Energy Corp.	9,832		2,556,517
Edison International	9,547		831,448
New Jersey Resources Corp.	36,509		1,723,225

Description		Shares		Value ($)
Common Stocks - 99.6% (continued)
Utilities - 5.5% (continued)
OGE Energy Corp.		25,559		1,048,430
ONE Gas, Inc.		32,505		2,419,022
Pinnacle West Capital Corp.		41,121		3,642,909
Public Service Enterprise Group, Inc.		31,693		2,827,333
Spire, Inc.		24,210		1,629,091
UGI Corp.		66,294		1,658,676
Vistra Corp.		8,408		996,684
				25,655,929
Total Common Stocks (cost $362,121,383)				460,689,999
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,962,210)	4.95	1,962,210	[d]	1,962,210
Total Investments (cost $364,083,593)		100.0%		462,652,209
Liabilities, Less Cash and Receivables		(.0%)		(2,578)
Net Assets		100.0%		462,649,631

a Non-income producing security.

b Security, or portion thereof, on loan. At September 30, 2024, the value of the fund’s securities on loan was $14,607,177 and the value of the collateral was $14,943,948, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust domiciled in the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of September 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	460,689,999	-	-	460,689,999
Investment Companies	1,962,210	-	-	1,962,210

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2024, accumulated net unrealized appreciation on investments was $98,568,616, consisting of $112,493,741 gross unrealized appreciation and $13,925,125 gross unrealized depreciation.

At September 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.